DESCRIPTION OF PLAN - Contributions (Details) - 401(k) Plan	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
DESCRIPTION OF PLAN
Employee contribution (as a percent)	75.00%
Minimum service period for employee contribution for highly compensated employees	1 year
Service period for eligibility (in hours) | item	1,000
Minimum service period for receiving employer contribution	1 year
Minimum age for Plan eligibility	21 years
Employer matching contribution (as a percent)	100.00%
Participant compensation matched (as a percent)	6.00%
Uncashed distribution checks holding period	180 days
Threshold period for use of uncashed distributions	2 years
Uncashed balances | $	$ 49,000	$ 45,000
Maximum
DESCRIPTION OF PLAN
Employee contribution (as a percent)	75.00%
Participant compensation matched (as a percent)	6.00%